OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	£ 223
Investments in joint ventures and associates	5
Other assets and prepayments	2,011
Total other assets	2,239		£ 2,341	[1]
The Group [member] | Previously stated [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances			556
Investments in joint ventures and associates			9
Other assets and prepayments			1,779
Total other assets			2,344
The Bank [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	150
Investments in joint ventures and associates	5
Other assets and prepayments	694
Total other assets	£ 849	[1]	1,114
The Bank [member] | Previously stated [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances			513
Investments in joint ventures and associates			5
Other assets and prepayments			599
Total other assets			£ 1,117

[1]	See note 50.